INCOME (LOSS) PER COMMON SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INCOME (LOSS) PER COMMON SHARE
Earnings per share
	September 30,
	2021	2020

Net loss	(1,922)	(2,520)
Basic weighted average number of shares outstanding	13,291	9,985
Net loss per share (basic)	(0.14)	(0.25)
Diluted weighted average number of shares outstanding	13,291	9,985
Net loss per share (diluted)	(0.14)	(0.25)

Dilutive equity instruments (number of equivalent units):
Stock options	2,252	-
Preferred stock	17,837	-
Convertible debt	908	59,179
Warrants	16,979	8,048
Total Dilutive instruments	37,976	67,227

In thousands	December 31,
	2020	2019

Net loss	$(401)	$(1,921)
Basic weighted average number of shares outstanding	10,767	3,302
Net income (loss) per share (basic)	$(0.04)	$(0.58)
Diluted weighted average number of shares outstanding	80,545	3,302
Net income (loss) per share (diluted)	$(0.04)	$(0.58)

Dilutive equity instruments (number of equivalent units):
Stock options	-	-
Preferred stock	-	-
Convertible debt	62,095	39,636
Warrants	7,683	30,208
Total Dilutive instruments	69,778	73,144